RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
RELATED PARTIES BALANCES AND TRANSACTIONS
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8 — RELATED PARTIES BALANCES AND TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of March 31, 2025 and September 30, 2024 (audited) and transactions for the six months ended March 31, 2025 and 2024 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Lang Wide Investment Inc.	A shareholder of the Company
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares

(2)	Related Party Transactions

Borrowing from a related party

	For the six months ended
	March 31,	March 31,
	2025	2024
Jianbiao Dai	$2,314	$1,502

(3)	Due to related parties

	As of
	March 31,	September 30,
	2025	2024
		audited
Due to related parties
Shanghai Longruan Electronics Group Co., Ltd	$68,902	$71,249
Jianbiao Dai	8,091	18,564
Shanghai Youfu Network Co., Ltd	55,121	114,138
Lang Wide Investment Inc.	25,000	25,000
Total	$157,114	$228,951

NOTE 7 — RELATED PARTIES BALANCES AND TRANSACTIONS

The Company records transactions with related parties. These related party balances as of September 30, 2024 and 2023 and transactions for the years ended September 30, 2024, 2023 and 2022 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Shanghai Yiyun Information Service Co., Ltd	Jianbiao Dai served as a supervisor and hold 60% of the shares
Shanghai Chuangbo Enterprise Development Co., Ltd	A director of the Company serving as a corporate supervisory role
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares
Shanghai Longruan Business Consulting Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares directly or indirectly
Lang Wide Investment Inc.	A shareholder of the Company

(2)	Significant Related Party Transactions

Purchases from related parties for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Shanghai Youfu Network Co., Ltd	$—	$—	$137,645
Total	$—	$—	$137,645

Borrowing from related parties for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Shanghai Longruan Business Consulting Co., Ltd.	$—	$72,307	$—
Lang Wide Investment Inc.	25,000	—	—
Jianbiao Dai	17,147	766	—
Total	$42,147	$73,073	$—

NOTE 7 — RELATED PARTIES BALANCES AND TRANSACTIONS (Continued)

(3)	Due to related parties as of September 30, 2024 and 2023 were as follows:

	2024	2023
Due to related parties
Shanghai Chuangbo Enterprise Development Co., Ltd	$—	$274
Shanghai Longruan Electronics Group Co., Ltd	71,249	68,531
Jianbiao Dai	18,564	1,373
Shanghai Youfu Network Co., Ltd	114,138	109,923
Lang Wide Investment Inc.	25,000	—
Total	$228,951	$180,101